Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Deficit

NOTE 8– STOCKHOLDERS’ DEFICIT

Preferred stock

The Company increased its authorized preferred shares to 10,000,000 shares in July 2018.

Series A preferred stock

On April 9, 2019, the Company entered into agreements with all holders of its Series A Convertible Preferred Stock to exchange all 4,000,000 outstanding shares of preferred stock for an aggregate of 2,600,000 shares of restricted common stock. Upon conversion, pursuant to Section 9(i) of the Certificate of Designation, the Series A Convertible Preferred Stock became undesignated upon their return to the Company. In July 2020, the Company filed a Certificate of Withdrawal of the Series A designation.

Series B preferred shares

In August 2019, the Company designated Series B Preferred Shares consisting of 1,700,000 shares with a par value of $0.001 and a stated value of $0.001. The Series B preferred shares have no voting rights and are not redeemable. Each share of Series B Preferred stock is convertible into one share of common stock at the option of the holder subject to beneficial ownership limitation.

On August 16, 2019, the Company issued 1,000,000 Series B preferred shares for services rendered to the former member of Prime EFS who is considered a related party. The shares were valued at $2.50 per shares on an as if converted basis to common shares based on recent sales of the Company’s common stock of $2.50 per share. In connection with the issuance of these Series B Preferred shares, the Company recorded stock-based compensation of $2,500,000.

On August 16, 2019, the Company issued 700,000 shares of Series B Preferred shares upon settlement of 700,000 shares of issuable common shares (see Note 6).

On July 24, 2020, the Company issued 1,000,000 shares of its common stock upon conversion of 1,000,000 shares of Series B Preferred shares.

Series C preferred shares

Pursuant to the August 2019 Purchase Agreement (see Note 6), by and among the Company and the investors named therein (the “August 2019 Investors”), the Company is required to keep reserved for issuance to the August 2019 Investors three times the number of shares of common stock issuable to the August 2019 Investors upon conversion or exercise, as applicable, of convertible notes and warrants held by the August 2019 Investors (the “August 2019 Reserve Requirement”). If the Company fails to meet the August 2019 Reserve Requirement within 45 days after written notice from an August 2019 Investor, the Company must, inter alia, sell to the Lead Investor (as defined in the August 2019 Purchase Agreement) for $100 a series of preferred stock which holds voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue, which such preferred stock will be automatically cancelled upon the effectiveness of the resulting increase in the Company’s authorized stock. By letter agreement dated, June 4, 2020, the Lead Investor assigned this contract right to John Mercadante, the chief executive officer of the Company.

On June 5, 2020, the Company sold to John Mercadante, for $100, one share of Series C Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue. Upon the effectiveness of the amendment on July 20, 2020, the Series C Preferred Stock was automatically cancelled. The Series C Preferred Stock was not entitled to vote on any other matter, was not entitled to dividends, was not convertible into any other security of the Company and was not entitled to any distributions upon liquidation of the Company.

Series D preferred shares

In connection with Exchange Agreements (See Note 6), the Board of Directors (the “Board”) created the Series D pursuant to the authority vested in the Board by the Company’s Amended and Restated Articles of Incorporation to issue up to 10,000,0000 shares of preferred stock, $0.001 par value per share. The Company’s Amended and Restated Articles of Incorporation explicitly authorize the Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.

On July 20, 2020, the Board filed the Certificate of Designation of Preferences (“COD”), Rights and Limitations of Series D Preferred Stock (the “Series D COD”) with the Secretary of State of the State of Nevada designating 1,250,000 shares of preferred stock as Series D. The Series D does not have the right to vote. The Series D has a stated value of $6.00 per share (the “Stated Value”). Subject only to the liquidation rights of the holders of Series B Preferred Stock that is currently issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series D is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of common stock on an as-converted to common stock basis. Until July 20, 2021, the holders of Series D have the right to participate, pro rata, in each subsequent financing in an amount up to 25% of the total proceeds of such financing on the same terms, conditions and price otherwise available in such subsequent financing.

Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series D is convertible into 1,000 shares of common stock. A holder of Series D may not convert any shares of Series D into common stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series D COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series D COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

Approval of at least a majority of the outstanding Series D is required to: (a) amend or repeal any provision of, or add any provision to, the Company’s Articles of Incorporation or bylaws, or file any Certificate of Designation (however such document is named) or articles of amendment to create any class or any series of preferred stock, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series D, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or bylaws or by merger, consolidation or otherwise or filing any Certificate of Designation, it being understood that the creation of a new security having rights, preferences or privileges senior to or on parity with the Series D in a future financing will not constitute an amendment, addition, alteration, filing, waiver or repeal for these purposes; (b) increase or decrease (other than by conversion) the authorized number of Series D; (c) issue any Series D, other than to the Investors; or (d) without limiting any provision hereunder, whether or not prohibited by the terms of the Series D, circumvent a right of the Series D.

On July 20, 2020 and July 22, 2020, the Company entered Exchange Agreements (See Note 6) with two Investors to exchange outstanding August 2019 Notes and August 2019 Warrants for a newly created series of preferred stock designated the Series D Convertible Preferred Stock. Pursuant to the Exchange Agreements, the Investors exchanged August 2019 Notes with an aggregate remaining principal amount outstanding of $500,184, accrued interest payable of $85,827, and Warrants to purchase 423,159,293 shares of Common Stock for 522,726 shares of Series D (the “Exchange”). In connection with the issuance of the Series D shares, the Company recorded a loss on debt extinguishment of $239,678 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances and accrued interest converted at the conversion price.

During the period from July 1, 2020 to September 30, 2020, the Company issued 398,350,000 shares of its common stock in connection with the conversion of 398,350 shares of Series D. The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.

Common stock

On June 26, 2020, stockholders holding at least 51% of the voting power of the stock of the Company entitled to vote thereon consented, in writing, to amend the Company’s Amended and Restated Articles of Incorporation, by adoption of the Certificate of Amendment to the Amended and Restated Articles of Incorporation of the Company to authorize an increase of the number of shares of common stock that the Company may issue to 4,000,000,000 shares, par value $0.001 (the “Authorized Share Increase Amendment”).

The Company filed a preliminary information statement on Schedule 14C regarding the stockholders’ consent to the Authorized Share Increase Amendment with the SEC on June 8, 2020. The Company filed a definitive information statement on Schedule 14C on June 30, 2020 and first mailed that information statement to stockholders on June 30, 2020. The Authorized Share Increase Amendment became effective on July 20, 2020.

Common stock issued for services

On February 25, 2019, the Company granted an aggregate of 2,670,688 shares of its common stock to an executive officer, employees and consultants of the Company for services rendered. The shares were valued at $2,750,808, or $1.03 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based compensation of $2,750,808.

On May 1, 2019, the Company granted an aggregate of 30,000 shares of its common stock to consultants for business development and investor relations services rendered. The shares were valued at $265,500, or $8.85 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based professional fees of $265,500.

On June 14, 2019, the Company granted 200,000 shares of its common stock to an employee of the Company for services rendered. The shares were valued at $2,200,000, or $11.00 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based compensation of $2,200,000.

On July 8, 2019, pursuant to a one-year consulting agreement, the Company agreed to issue 50,000 shares of its common stock to a consultant for investor relations services to be rendered. These shares were valued at $125,000, or $2.50 per common share, based on contemporaneous common share sales. 25,000 of these shares vested on January 8, 2020 and 25,000 shares was to vest on July 8, 2020. In connection with these shares, the Company shall record stock-based consulting fees over the vest period of one year. Total unrecognized professional fees related to these unvested common shares at September 30, 2019 amounted to $96,354. At September 30, 2019, the 50,000 shares were reflected as common stock issuable on the accompanying condensed consolidated balance sheet. In April 2020, pursuant to a settlement agreement, 25,000 shares that were non-vested were cancelled. During the nine months ended September 30, 2020 and 2019, aggregate accretion of stock-based professional fees on granted non-vested shares amounted to $36,458 and $28,646, respectively.

Shares issued in connection with debt modification

On April 9, 2019, the Company entered into an agreement with Bellridge that modified its existing obligations to Bellridge. In connection with this modification, principal balance of the Bellridge Note was reduced to $1,800,000, in exchange for the issuance to Bellridge of 800,000 shares of restricted common stock, which shall be delivered to Bellridge, either in whole or in part, at such time or times as when the beneficial ownership of such shares by Bellridge will not result in Bellridge’s beneficial ownership of more than the Beneficial Ownership Limitation and such shares will be issued within three business days of the date the Bellridge has represented to the Company that it is below the Beneficial Ownership Limitation. Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement. These 800,000 shares issued and issuable were valued at $10,248,000, or $12.81 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $10,248,000. In August 2019, 100,000 of these shares were issued and 700,000 shares issuable were converted into 700,000 shares of Series B preferred shares.

On April 9, 2019, the Company entered into an agreement with Bellridge and the Placement Agent that cancelled certain warrants in exchange for an aggregate of 600,000 common shares of the Company (360,000 shares to Bellridge and 240,000 shares to Placement Agent). These shares were valued at $7,686,000, or $12.81 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $7,686,000.

Cancellation of common shares

On May 1, 2019, the Company entered into a Share Exchange Agreement with Save On and Steven Yariv, whereby the Company returned all of the stock of Save On to Steven Yariv in exchange for Mr. Yariv conveying 1,000,000 shares of common stock of the Company back to the Company and the shares were cancelled. In connection with the disposal of Save On, the Company recorded an increase in equity of $56,987 related to the amount of net liabilities disposed of in a transaction with the former chief executive officer of the Company since the CEO is still a related party after this transaction as he remained a principal shareholder (see Note 3).

Shares issued in connection with conversion of convertible debt and interest

During the three months ended September 30, 2019, the Company issued 423,711 shares of its common stock and 423,711 warrants at an exercise price of $2.50 per share in connection with the conversion of notes payable of $946,250 and accrued interest of $113,028. These shares were valued at $1,059,277, or $2.50 per common share, based on contemporaneous common share sales. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded.

In connection with a Note Conversion Agreement dated July 12, 2019, the Company issued 203,000 shares of its common stock at $2.50 per share for the conversion of a related party convertible note payable of $500,000 and accrued interest payable of $7,500. In connection with the conversion of this convertible note, the Company issued the entity warrants to purchase 203,000 shares of the Company’s common stock at an exercise price of $1.81 per share for a period of five years.

In connection with a Note Conversion Agreement dated July 12, 2019, the Company issued 812,000 shares of its common stock at $2.50 per share for the conversion of related party convertible note payable of $2,000,000 and accrued interest payable of $30,000. In connection with the conversion of this convertible notes, the Company issued the entity warrants to purchase 812,000 shares of the Company’s common stock at an exercise price of $2.50 per share for a period of five years.

In connection with the modification of the related convertible notes, the Company changed the conversion price of the notes to $2.50 per share and issued an aggregate if 1,015,000 warrants as discussed above. The Company accounted for the full conversion of these related party convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $3,669,367 of which $1,164,220 is associated with the change between the debt’s original conversion terms and the induced conversion terms and is equal to the fair value of the additional shares of common stock transferred in the transaction, and $2,505,147 association with the valuation of the 1,015,000 warrants.

During the six months ended June 30, 2020, the Company issued 417,863,999 shares of its common stock upon the partial conversion of a convertible note which had bifurcated embedded conversion option derivatives including the conversion of principal and default interest balances due of $2,844,979, accrued interest payable due of $218,600, and fees of $8,180, at the contractual conversion price. The Company accounted for the partial conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $15,704,425 which is associated with the difference between the fair market value of the shares issued upon conversion and the amount of principal balances converted at the conversion price.

During the three months ended September 30, 2020, the Company issued 477,682,407 shares of its common stock in connection with the conversion of convertible notes payable and default interest of $4,215,651, accrued interest of $82,852, and fees of $900. The conversion price was based on contractual terms of the related debt. In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $512,366 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances converted at the conversion price.

Shares issued upon cashless exercise of warrants

During the period from June 1, 2020 to June 29, 2020, the Company issued 70,203,889 shares of its common stock in connection with the cashless exercise of warrants. The exercise price was based on contractual terms of the related warrant.

During the period from July 1, 2020 to August 10, 2020, the Company issued 85,710,419 shares of its common stock in connection with the cashless exercise of 83,662,448 warrants. The exercise price was based on contractual terms of the related warrant. In connection with the cashless exercise of warrants, the Company recorded a loss on debt extinguishment of $237,664 which is associated with the fair market value of the excess common shares issued upon the cashless exercise of warrants over the number of shares issuable using the warrant exercise price.

Common shares issued settlement

On July 20, 2020, in connection with the parties’ recent settlement, the Company issued 10,281,018 shares to Bellridge to settle certain claims of Bellridge (see Note 9 under legal matters). These shares were valued at $502,742, or $0.049 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $502,742.

Common shares issued conversion of Series B preferred shares

On July 24, 2020, the Company issued 1,000,000 shares to its common stock upon the conversion of 1,000,000 shares of Series B preferred shares.

Common shares issued conversion of Series D preferred shares

During the three months ended September 30, 2020, the Company issued 398,350,000 shares of its common stock in connection with the conversion of 398,350 shares of Series D. The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.

Sale of common shares

During the three months ended September 30, 2019, the Company issued 585,000 shares of its common stock and 585,000 five-year warrants to purchase common shares for an exercise price of $2.50 per common share to investors for cash proceeds of $1,462,500 or $2.50 per share, pursuant to unit subscription agreements.

Stock options

Stock option activities for the nine months ended September 30, 2020 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	80,000	$8.84	-	$-
Granted	-	-
Cancelled	-	-
Balance Outstanding September 30, 2020	80,000	$8.84	3.58	$-
Exercisable, September 30, 2020	20,000	$8.84	3.58	$-

Warrants

Warrants issued in connection with convertible debt

During the nine months ended September 30, 2020, the Company issued Q1/Q2 2020 Warrants to purchase up to 827,200 shares of the Company’s common stock (See Note 6). The Q1/Q2 2020 Warrants are exercisable at any time on or after the date of the issuance and entitle the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the Q1/Q2 2020 Warrants become exercisable. Under the terms of the Q1/Q2 2020 Warrants, the investors are entitled to exercise the Q1/Q2 2020 Warrants to purchase up to 827,200 shares of the Company’s common stock at an initial exercise price of $0.40, subject to adjustment as detailed in the respective Q1/Q2 2020 Warrant. In connection with the 374,000 warrants issued in January 2020, the Company calculated the relative fair value of these warrants in the amount of $262,872 which was added to debt discount and will be amortized over the term of the notes (see Note 6). In connection with the 453,200 warrants issued in February, March 2020 and April 2020, the Company determined that various terms of these Q1/Q2 2020 Notes and Q1/Q2 2020 Warrants, including the default provisions in the Q1/Q2 2020 Notes discussed in Note 6, caused derivative treatment of the warrants. During the nine months ended September 30, 2020, on the initial measurement dates, the fair value of the warrant derivatives of $456,858 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Q1/Q2 2020 Notes of $456,858. The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 6.

Warrant price protection

On August 30, 2019, pursuant to the terms of the August 2019 Purchase Agreements with accredited investors, the Company issued August 2019 Warrants to purchase up to 987,940 shares of the Company’s common stock (See Note 6). The August 2019 Warrants are exercisable at any time on or after the date of the issuance and entitle the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the August 2019 Warrants become exercisable. Under the terms of the August 2019 Warrants, the investors were entitled to exercise the August 2019 Warrants to purchase up to 987,940 shares of the Company’s common stock at an initial exercise price of $3.50, subject to adjustment as detailed in the August 2019 Warrants. On September 6, 2019, the Company sold its common shares at $2.50 per share and accordingly, the August 2019 Warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased by 395,176 to 1,383,116 and the exercise price was lowered to $2.50. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased to 8,644,474 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $17,836,244 which represents the fair value transferred to the warrant holders from the down-round feature being triggered. The Company calculated the difference between the August 2019 Warrants’ fair value on January 7, 2020, the date the down-round feature was triggered using the current exercise price and the new exercise price and the new number of shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. Subsequent to January 7, 2020, additional down-round protection was triggered. As of September 30, 2020, the exercise price of the August 2019 Warrants was lowered to $0.006 per share, and the number of shares issuable upon exercise of the warrants was increased.

In August 2019, in connection with the sale of common stock, the Company issued 585,000 five-year warrants to purchase common shares for an exercise price of $2.50 per common share to investors. These warrants include down-round provisions under which the warrant exercise price could be affected by future equity offerings undertaken by the Company. During the nine months ended September 30, 2020, down-round provisions were triggered. As of September 30, 2020, the exercise price of these warrants was lowered to $0.006 per share.

In October 2019, pursuant to the terms of the October 3 Purchase Agreement with an accredited investor, the Company issued the October 3 Warrant to purchase up to 66,401 shares of the Company’s common stock (See Note 6). The October 3 Warrant is exercisable at any time on or after the date of the issuance and entitles the investor to purchase shares of the Company’s common stock for a period of five years from the initial date the October 3 Warrant becomes exercisable. Under the terms of the October 3 Warrant, the investor is entitled to exercise the October 3 Warrant to purchase up to 66,401 shares of the Company’s common stock at an initial exercise price of $3.51, subject to adjustment as detailed in the October 3 Warrant. The October 3 Warrant includes a down-round provision under which the October 3 Warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. Subsequent to October 3, 2019, the Company issued convertible debt with a conversion price of $2.50 per share and accordingly, the October 3 Warrant down-round provisions were triggered. As a result, the October 3 Warrant exercise price was lowered to $2.50 and the number of shares issuable upon exercise of warrants was increased to 66,667. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased to 416,669 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $859,768 which represents the fair value transferred to the warrant holders from the down-round feature being triggered. The Company calculated the difference between October 3 Warrant’s fair value on January 7, 2020, the date the down-round feature was triggered using the current exercise price and the new exercise price and the new number of shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. Subsequent to January 7, 2020, additional down-round protection was triggered. As of September 30, 2020, the exercise price of the October 3 Warrant was lowered to $0.006 per share, and the number of shares issuable upon exercise of the October 3 Warrant was increased.

Other

As discussed in Note 6 above, the Company issued debt that consists of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock, default provisions and payment of amortization Payments in stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable exceed the Company’s authorized share limit, effective January 30, 2020, the equity environment is tainted and all convertible debentures and warrants shall be included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the warrants were recorded as derivative liabilities on the issuance date. On January 30, 2020, the Company evaluated all outstanding warrants to determine whether these instruments are tainted and, due to reasons discussed above, all warrants outstanding were considered tainted. Accordingly, the Company recorded a reclassification from paid-in capital to derivative liabilities of $11,381,885 for warrants becoming tainted. On January 30, 2020, the fair value of the warrants to be reclassified to derivative liabilities was determined using the Binomial valuation model.

Subsequent to January 30, 2020, the Company issued shares of its common stock upon conversion of debt at price lower than $0.40. Accordingly, the exercise prices of the August 2019 Warrants and October 3 Warrant discussed above were lowered to $0.006 and the aggregate number of shares issuable upon exercise of the warrants was increased from 9,061,143 shares to 604,076,186 shares. Since these warrants were treated as derivative liabilities, no additional deemed dividend was recorded.

During the period from June 1, 2020 to June 29, 2020, the Company issued 70,203,889 shares of its common stock in connection with the cashless exercise of 73,635,000 warrants. The exercise price was based on contractual terms of the related debt.

On June 16, 2020, the Company issued an aggregate of 28,100,000 five-year warrants to purchase 28,100,000 shares of the Company’s common stock at an exercise price of $0.06 per share, subject to adjustment as defined in the respective warrant to two consultants for services rendered. On June 16, 2020, the Company calculated the fair value of these warrants of $1,963,291 which was calculated using the Binomial valuation model with the following assumptions: expected dividend rate, 0%; expected term of 5 years; volatility of 298.8% and risk-free interest rate of 0.33%. During the nine months ended September 30, 2020, the Company recorded stock-based professional fees of $1,963,291 related to these warrants which has been included in professional fees on the accompanying condensed consolidated statement of operations.

On July 20, 2020 and July 22, 2020, the Company entered Exchange Agreements (see Note 6) with two Investors to exchange outstanding August 2019 Notes and August 2019 Warrants for a newly created series of preferred stock designated the Series D (See above). Pursuant to the Exchange Agreements, the Investors exchanged August 2019 Notes with an aggregate remaining principal amount outstanding of $500,184, accrued interest payable of $85,828, and Warrants to purchase 423,159,293 shares of Common Stock for 522,726 shares of Series D. In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $239,678 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances and accrued interest converted at the conversion price.

Warrant activities for the nine months ended September 30, 2020 are summarized as follows:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	3,649,861	$2.410	4.66	$311,070
Granted	28,927,200	0.070
Increase in warrants related to price protection	602,626,403	0.006
Cashless exercise of warrants for Series D preferred	(423,159,293)	0.006
Exercised	(157,297,448)	0.006
Balance Outstanding September 30, 2020	54,746,723	$0.018	4.33	$154,908
Exercisable, September 30, 2020	54,746,723	$0.018	4.33	$154,908

NOTE 10– STOCKHOLDERS’ DEFICIT

Preferred stock

Series A preferred stock

The Company increased its authorized preferred shares to 10,000,000 shares in July 2018.

Preferred stock of 4,000,000 shares is designated Series A Convertible Preferred Stock. Each share of Series A preferred stock has a par value of $0.001 and a stated value of $1.00. Dividends are payable on Series A preferred shares at the rate per share of 7% per annum cumulative based on the stated value. The Series A preferred shares have no voting rights, except as required by law. Each share of preferred stock is convertible based on the stated value at a conversion price of $20.83 at the option of the holder; provided, however, if a triggering event occurs, as defined in the document, the conversion price shall thereafter be reduced, and only reduced, to equal forty percent of the lowest VWAP during the thirty consecutive trading day period prior to the conversion date.

On April 9, 2019, the Company entered into agreements with all holders of its Series A Convertible Preferred Stock to exchange all 4,000,000 outstanding shares of preferred stock for an aggregate of 2,600,000 shares of restricted common stock.

Series B preferred stock

In August 2019, the Company designated Series B Preferred Shares consisting of 1,700,000 shares with a par value of $0.001 and a stated value of $0.001. The Series B preferred shares have no voting rights and are not redeemable. Each share of Series B Preferred stock is convertible into one share of common stock at the option of the holder subject to beneficial ownership limitation.

On August 16, 2019, the Company issued 1,000,000 Series B preferred shares for services rendered to the former member of Prime EFS who is considered a related party. The shares were valued at $2.50 per shares on an as if converted basis to common shares based on recent sales of the Company’s common stock of $2.50 per share. In connection with the issuance of these Series B Preferred shares, the Company recorded stock-based compensation of $2,500,000.

On August 16, 2019, the Company issued 700,000 shares of Series B Preferred shares upon settlement of 700,000 shares of issuable common shares as discussed below in “Shares issued in connection with debt modification”.

Common stock

Common stock issued for acquisition

In connection with the acquisition in 2018 (See Note 3), the Company issued 1,500,000 shares of its common stock valued at $3,090,000, or $2.06 per share, the fair value of the Company’s common stock based on the quoted closing price of the Company’s common stock on the Closing Date.

Common stock issued as loan fee

In October 2018, the Company issued 50,000 shares of its common stock to the related party lender in connection with loans made between July and October 2018. The shares were valued at $100,000, or $2.00 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded interest expense – related party of $100,000.

Common stock issued for services

On June 18, 2018, the Company granted 1,500,000 shares of its common stock to the Company chief executive officer for services rendered. The shares were valued at $3,090,000, or $2.06 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based compensation of $3,090,000.

On June 18, 2018, the Company granted 600,000 shares of its common stock to two consultants for services rendered. The shares were valued at $1,236,000, or $2.06 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based professional fees of $1,236,000.

On February 25, 2019, the Company granted an aggregate of 2,670,688 shares of its common stock to an executive officer, employees and consultants of the Company for services rendered. The shares were valued at $2,750,808, or $1.03 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based compensation of $2,750,808.

On May 1, 2019, the Company granted an aggregate of 30,000 shares of its common stock to consultants for business development and investor relations services rendered. The shares were valued at $265,500, or $8.85 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based professional fees of $265,500.

On June 14, 2019, the Company granted 200,000 shares of its common stock to an employee of the Company for services rendered. The shares were valued at $2,200,000, or $11.00 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded stock-based compensation of $2,200,000.

On July 8, 2019, pursuant to a one-year consulting agreement, the Company agreed to issue 50,000 shares of its common stock to a consultant for investor relations services to be rendered. These shares were valued at $125,000, or $2.50 per common share, based on contemporaneous common share sales. 25,000 of these shares will vest on January 8, 2020 and 25,000 shares will vest on July 8, 2020. In connection with these shares, the Company shall record stock-based consulting fees over the vest period of one year. During the year ended December 31, 2019, aggregate accretion of stock-based professional fees on these granted non-vested shares amounted to $59,896. Total unrecognized professional fees related to these unvested common shares at December 31, 2019 amounted to $65,104 which will be amortized over the remaining vesting period. At December 31, 2019, 25,000 shares are reflected as common stock issuable on the accompanying consolidated balance sheet.

On October 2, 2019, the Company granted 300,000 shares of its common stock to a former employee for accounting services rendered. The shares were valued at $750,000, or $2.50 per share, based on contemporaneous common share sales. In connection with these shares, the Company recorded stock-based compensation of $750,000.

Cancellation of common shares

On May 1, 2019, the Company entered into a Share Exchange Agreement with Save On and Steven Yariv, whereby the Company returned all of the stock of Save On to Steven Yariv in exchange for Mr. Yariv conveying 1,000,000 shares of common stock of the Company back to the Company and the shares were cancelled. In connection with the disposal of Save On, the Company recorded an increase in equity of $56,987 related to the amount of net liabilities disposed of in a transaction with the former chief executive officer of the Company since the CEO was still a related party after this transaction as he remained a principal shareholder (see Note 4).

Shares issued in connection with debt modification

On April 9, 2019, the Company entered into an agreement with Bellridge that modified its existing obligations to Bellridge. In connection with this modification, principal balance of the Bellridge Note was reduced to $1,800,000, in exchange for the issuance to Bellridge of 800,000 shares of restricted common stock, which shall be delivered to Bellridge, either in whole or in part, at such time or times as when the beneficial ownership of such shares by Bellridge will not result in Bellridge’s beneficial ownership of more than the Beneficial Ownership Limitation and such shares will be issued within three business days of the date the Bellridge has represented to the Company that it is below the Beneficial Ownership Limitation. Such issuances will occur in increments of no fewer than the lesser of (i) 50,000 shares and (ii) the balance of the 800,000 shares owed. The “Beneficial Ownership Limitation” shall be 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable pursuant to this Agreement. As of June 30, 2019, 100,000 of these shares were issued and 700,000 shares were issuable. These 800,000 shares issued and issuable were valued at $10,248,000, or $12.81 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $10,248,000 (See Note 13 – Debt Extinguishment). On August 16, 2019, the 700,000 shares issuable were converted into 700,000 shares of Series B preferred shares.

In connection with the Purchase Agreement in 2018 (See Note 8 under Bellridge), the Lender was issued a warrant, with a term of two years, to purchase up to 4.75% of the fully-diluted outstanding Common Stock of the Company, for an aggregate purchase price of $100. Additionally, the placement agent was issued a warrant, with a term of two years, to purchase up to 4.75% of the fully-diluted outstanding Common Stock of the Company, for an aggregate purchase price of $100. Also, on December 27, 2018, the lender waived any and all defaults in existence on the Note and the Company agreed to issue a warrant that is convertible into 2% of the issued and outstanding shares existing as the time the Company files a registration statement or makes an application to up list to a national stock exchange. On April 9, 2019, the Company entered into an agreement with Bellridge and the Placement Agent that cancelled these warrants in exchange for an aggregate of 600,000 common shares of the Company (360,000 shares to Bellridge and 240,000 shares to Placement Agent). These shares were valued at $7,686,000, or $12.81 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $7,686,000 (See Note 13 – Debt Extinguishment).

Sale of common shares

From August 2019 to October 2019, the Company issued 619,000 shares of its common stock and 619,000 five-year warrants to purchase common shares for an exercise price of $2.50 per common share to investors for cash proceeds of $1,547,500, or $2.50 per share, pursuant to unit subscription agreements.

Shares issued in connection with conversion of debt

During the three months ended September 30, 2019, the Company issued 423,711 shares of its common stock and 423,711 warrants at an exercise price of $2.50 per share in connection with the conversion of notes payable of $946,250 and accrued interest of $113,027 (see Note 8). These shares were valued at $1,059,277, or $2.50 per common share, based on contemporaneous common share sales. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded.

In connection with a Note Conversion Agreement dated July 12, 2019, (see Note 12), the Company issued 203,000 shares of its common stock at $2.50 per share for the conversion of a related party convertible note payable of $500,000 and accrued interest payable of $7,500. In connection with the conversion of this convertible note, the Company issued the entity warrants to purchase 203,000 shares of the Company’s common stock at an exercise price of $1.81 per share for a period of five years.

In connection with a Note Conversion Agreement dated July 12, 2019 (see Note 12), the Company issued 812,000 shares of its common stock at $2.50 per share for the conversion of related party convertible note payable of $2,000,000 and accrued interest payable of $30,000. In connection with the conversion of this convertible notes, the Company issued the entity warrants to purchase 812,000 shares of the Company’s common stock at an exercise price of $2.50 per share for a period of five years.

In connection with the modification of the related convertible notes, the Company changed the conversion price of the notes to $2.50 per share and issued an aggregate if 1,015,000 warrants as discussed above. The Company accounted for the full conversion of these related party convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized a aggregate loss on debt extinguishment upon conversion in the amount of $3,669,367 of which $1,164,220 is associated with the change between the debt’s original conversion terms and the induced conversion terms and is equal to the fair value of the additional shares of common stock transferred in the transaction, and $2,505,147 association with the valuation of the 1,015,000 warrants (see Note 13 – Debt Extinguishment).

On October 1, 2019, the Company issued 28,367 shares of its common stock and 28,367 warrants at an exercise price of $2.50 per share in connection with the conversion of notes payable of $57,500 and accrued interest of $13,417 (see Note 9). These shares were valued at $70,917, or $2.50 per common share, based on contemporaneous common share sales. Since the conversion price of $2.50 was equal to the fair value of the shares as determined by recent sales of the Company’s common shares, no beneficial feature conversion was recorded.

Stock options

In connection the disposal of Save On, on May 1, 2019, the Company granted an aggregate of 80,000 options to certain employees of Save On. The options are exercisable at $8.85 per share for a period of five years. 25% of the options vest on January 1, 2020 and 25% shall vest annually thereafter. On May 1, 2019, the Company calculated the fair value of these options of $700,816 which was calculated using the Black-Sholes option pricing model with the following assumptions: expected dividend rate, 0%; expected term of 5 years; volatility of 228.1% and risk-free interest rate of 2.31%. During the year ended December 31, 2019, the Company recorded stock-based compensation of $700,816 related to these options which has been included in loss from discontinued operations on the accompany statement of operations.

Stock option activities for the year ended December 31, 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	-	$-	-	$-
Granted	80,000	8.84
Cancelled	-	-
Balance Outstanding December 31, 2019	80,000	$8.84	4.33	$0
Exercisable, December 31, 2019	-	$-	-	$-

Warrants

Warrants issued in connection with debt

In connection with several promissory notes payable (see Note 9), during the year ended December 31, 2019, the Company issued 59,000 warrants to purchase 59,000 shares of common at an exercise price of $1.00 per share. During the year ended December 31, 2019, the Company calculated the relative fair value of these warrants of $135,324 which was amortized into interest expense over the loan terms and was estimated using the Binomial valuation model with the following assumptions: expected dividend rate, 0%; expected term (in years), 5 years; volatility of 228.1% and risk-free interest rate ranging from 2.28% to 2.40%.

In connection with previous promissory notes payable (see Note 9), on June 11, 2019, the Company issued 55,000 warrants to purchase 55,000 shares of common at an exercise price of $1.00 per share. On June 11, 2019, the Company calculated the fair value of these warrants of $601,121 which was expensed and included in loan fees on the accompanying consolidated statement of operations. The fair value of these warrants was estimated using the Binomial valuation model with the following assumptions: expected dividend rate, 0%; expected term (in years), 5 years; volatility of 228.1% and risk-free interest rate of 1.92%.

Relative fair value of warrants issued in connection with convertible debt

On August 30, 2019, the Company closed Securities Purchase Agreements with accredited investors. Pursuant to the terms of the Purchase Agreements, the Company issued warrants to purchase up to 987,940 shares of the Company’s common stock (See Note 8). The Warrants are exercisable at any time on or after the date of the issuance and entitles the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrant, the investors are entitled to exercise the Warrants to purchase up to 987,940 shares of the Company’s common stock at an initial exercise price of $3.50, subject to adjustment as detailed in the respective Warrant. These Warrants include a down-round provision under which the warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. The Company calculated the relative fair value of these warrants in the amount of $1,225,109 which was added to debt discount and will be amortized over the term of the notes (see Note 8). The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 8. On September 6, 2019, the Company sold its common shares at $2.50 per share and accordingly, the warrant down-round provisions were triggered. As a result, the number of warrants was increased by 395,176 to 1,383,116 warrants and the exercise price was lowered to $2.50. As a result, the Company recorded a deemed dividend of $981,548 which represents the fair value transferred to the Warrant holders from the Down Round feature being triggered. The Company calculated the difference between the warrants fair value on the date the down round feature was triggered using the original exercise price and the new exercise price and the new number of warrants. The deemed dividend was recorded as a reduction of accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount.

On October 3, 2019, the Company closed Securities Purchase Agreements with an accredited investor. Pursuant to the terms of the Purchase Agreement, the Company issued warrants to purchase up to 66,667 shares of the Company’s common stock (See Note 8). The Warrants are exercisable at any time on or after the date of the issuance and entitles the investor to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrant, the investor is entitled to exercise the Warrants to purchase up to 66,667 shares of the Company’s common stock at a current exercise price of $2.50, subject to adjustment as detailed in the Warrant. This Warrant includes a down-round provision under which the warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. The Company calculated the relative fair value of these warrants in the amount of $82,771 which was added to debt discount and will be amortized over the term of the note (see Note 8). The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 8.

Warrants issued in connection with sale of common stock

From August 2019 and October 2019, in connection with the sale of 619,000 shares of its common stock, the Company issued 619,000 five-year warrants to purchase common shares for an exercise price of $2.50 per common share to investors.

Warrants issued in connection with debt conversion

During the three months ended September 30, 2019, in connection with the conversion of notes payable and accrued interest (see Note 9), the Company issued 423,711 five-year warrants to purchase 423,711 shares of common stock at an exercise price of $2.50 per share. The Company calculated the fair value of these warrants of $1,045,384 which was expensed and included in gain (loss) on debt extinguishment on the accompanying consolidated statement of operations (see Note 13 – Debt Extinguishment). The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 8.

During the three months ended September 30, 2019, in connection with the conversion of related party convertible notes payable (see Note 13), the Company issued 1,015,000 five-year warrants to purchase 1,015,000 shares of common stock at an exercise price of $2.50 per share. The Company calculated the fair value of these warrants of $2,505,147 which was expensed and included in gain (loss) on debt extinguishment on the accompanying consolidated statement of operations. The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 8.

On October 1, 2019, in connection with the conversion of a note payable and accrued interest (see Note 9), the Company issued 28,367 five-year warrants to purchase 28,367 shares of common stock at an exercise price of $2.50 per share. The Company calculated the fair value of these warrants of $69,967 which was expensed and included in gain (loss) on debt extinguishment on the accompanying consolidated statement of operations. The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 8.

Warrant activities for the year ended December 31, 2019 and 2018 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (Years)		Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	-		$-		-		$-
Granted	1,648,570	0.00
Balance Outstanding December 31, 2018	1,648,570	0.00		1.47
Granted	3,254,685	2.40
Cancellations	(1,421,059)	0.00
Increase in warrants related to price protection	395,176	2.50
Change in warrants related to dilutive rights	(227,511)	0.00
Balance Outstanding December 31, 2019	3,649,861	$2.41		4.66		$311,070
Exercisable, December 31, 2019	3,649,861	$2.41		4.66		$311,070